Securities at fair value through other comprehensive income and securities at amortized cost - Changes in allowance for credit loss of securities at fair value through other comprehensive income and securities at amortized cost (Details) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debt securities at fair value through other comprehensive income
Changes in the allowance for credit losses [Line Items]
Beginning balance	₩ 37,486	₩ 23,171
Transfer (from)to 12-month expected credit loss	0	0
Transfer (from)to life time expected credit loss	0	0
Provision (reversal)	(3,748)	19,697
Disposal and others	(630)	(5,382)
Ending balance	33,108	37,486
Debt securities at fair value through other comprehensive income | 12-month expected credit losses
Changes in the allowance for credit losses [Line Items]
Beginning balance	36,883	22,493
Transfer (from)to 12-month expected credit loss	166	33
Transfer (from)to life time expected credit loss	(20)	(63)
Provision (reversal)	(3,393)	19,722
Disposal and others	(641)	(5,302)
Ending balance	32,995	36,883
Debt securities at fair value through other comprehensive income | Lifetime expected credit losses
Changes in the allowance for credit losses [Line Items]
Beginning balance	603	678
Transfer (from)to 12-month expected credit loss	(166)	(33)
Transfer (from)to life time expected credit loss	20	63
Provision (reversal)	(355)	(25)
Disposal and others	11	(80)
Ending balance	113	603
Debt securities at amortized cost
Changes in the allowance for credit losses [Line Items]
Beginning balance	16,947	10,486
Transfer (from)to 12-month expected credit loss	0	0
Transfer (from)to life time expected credit loss	0	0
Provision (reversal)	(291)	5,305
Disposal and others	(285)	1,156
Ending balance	16,371	16,947
Debt securities at amortized cost | 12-month expected credit losses
Changes in the allowance for credit losses [Line Items]
Beginning balance	16,484	10,486
Transfer (from)to 12-month expected credit loss	203	0
Transfer (from)to life time expected credit loss	0	(216)
Provision (reversal)	(197)	5,065
Disposal and others	(276)	1,149
Ending balance	16,214	16,484
Debt securities at amortized cost | Lifetime expected credit losses
Changes in the allowance for credit losses [Line Items]
Beginning balance	463	0
Transfer (from)to 12-month expected credit loss	(203)	0
Transfer (from)to life time expected credit loss	0	216
Provision (reversal)	(94)	240
Disposal and others	(9)	7
Ending balance	₩ 157	₩ 463